UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-5178

Name of Fund: Merrill Lynch Equity Dividend Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Equity Dividend Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2006

Date of reporting period: 02/01/06 - 04/30/06

Item 1 - Schedule of Investments

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of April 30, 2006                   (in U.S. dollars)

                                                              Shares
                        Industry                                Held   Common Stocks                                    Value
---------------------------------------------------------------------------------------------------------------------------------
Europe
---------------------------------------------------------------------------------------------------------------------------------
France - 2.0%           Oil, Gas & Consumable                105,300   Total SA (a)                                  $ 14,533,506
                        Fuels - 2.0%
                        ---------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in France                   14,533,506
---------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.1%           Household Durables - 1.1%            264,500   Electrolux AB Series B                           7,896,538
                        ---------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Sweden                    7,896,538
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 2.2%   Beverages - 1.0%                     441,600   Diageo Plc                                       7,264,214
                        ---------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                119,900   BP Plc (a)                                       8,839,028
                        Fuels - 1.2%
                        ---------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the United Kingdom       16,103,242
=================================================================================================================================
                                                                       Total Common Stocks in Europe - 5.3%            38,533,286
---------------------------------------------------------------------------------------------------------------------------------
North America
---------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.4%          Insurance - 0.4%                      41,300   XL Capital Ltd. Class A                          2,721,257
                        ---------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Bermuda                   2,721,257
---------------------------------------------------------------------------------------------------------------------------------
Canada - 7.7%           Commercial Banks - 2.1%              135,900   Bank of Montreal                                 7,843,160
                                                             134,100   National Bank of Canada                          7,460,438
                                                                                                                     ------------
                                                                                                                       15,303,598
                        ---------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication        186,200   BCE, Inc.                                        4,602,864
                        Services - 1.1%                       89,600   TELUS Corp. (Non-Voting Shares)                  3,694,186
                                                                                                                     ------------
                                                                                                                        8,297,050
                        ---------------------------------------------------------------------------------------------------------
                        Metals & Mining - 2.4%                82,000   Alcan, Inc.                                      4,285,320
                                                             113,800   Barrick Gold Corp.                               3,452,947
                                                             191,000   Noranda, Inc.                                    7,585,114
                                                              32,600   Teck Cominco Ltd. Class B                        2,242,477
                                                                                                                     ------------
                                                                                                                       17,565,858
                        ---------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                341,200   Cameco Corp.                                    13,851,402
                        Fuels - 2.1%                          40,000   EnCana Corp.                                     1,994,735
                                                                                                                     ------------
                                                                                                                       15,846,137
                        ---------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Canada                   57,012,643
---------------------------------------------------------------------------------------------------------------------------------
United States - 73.5%   Aerospace & Defense - 4.9%           109,800   General Dynamics Corp.                           7,205,076
                                                             106,000   Northrop Grumman Corp.                           7,091,400
                                                             219,000   Raytheon Co.                                     9,695,130
                                                              60,600   Rockwell Collins, Inc.                           3,466,320
                                                             146,200   United Technologies Corp.                        9,182,822
                                                                                                                     ------------
                                                                                                                       36,640,748
                        ---------------------------------------------------------------------------------------------------------
                        Beverages - 0.4%                      76,300   The Coca-Cola Co.                                3,201,548
                        ---------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.9%                 7,860   Ameriprise Financial, Inc.                         385,454
                                                              34,500   The Bank of New York Co., Inc.                   1,212,675
                                                              74,000   Morgan Stanley                                   4,758,200
                                                                                                                     ------------
                                                                                                                        6,356,329
                        ---------------------------------------------------------------------------------------------------------

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of April 30, 2006                   (in U.S. dollars)

                                                              Shares
                        Industry                                Held   Common Stocks                                    Value
---------------------------------------------------------------------------------------------------------------------------------
                        Chemicals - 3.3%                      54,300   Air Products & Chemicals, Inc.                $  3,720,636
                                                              52,000   The Dow Chemical Co.                             2,111,720
                                                             151,500   E.I. du Pont de Nemours & Co.                    6,681,150
                                                              94,500   Lyondell Chemical Co.                            2,277,450
                                                              94,000   Olin Corp.                                       1,931,700
                                                              47,100   Praxair, Inc.                                    2,643,723
                                                             106,000   Rohm & Haas Co.                                  5,363,600
                                                                                                                     ------------
                                                                                                                       24,729,979
                        ---------------------------------------------------------------------------------------------------------
                        Commercial Banks - 6.5%              372,112   Bank of America Corp.                           18,575,831
                                                              49,400   PNC Financial Services Group, Inc.               3,530,618
                                                              42,400   SunTrust Banks, Inc.                             3,278,792
                                                             188,900   U.S. Bancorp                                     5,939,016
                                                             117,500   Wachovia Corp.                                   7,032,375
                                                             140,600   Wells Fargo & Co.                                9,657,814
                                                                                                                     ------------
                                                                                                                       48,014,446
                        ---------------------------------------------------------------------------------------------------------
                        Commercial Services &                 67,800   RR Donnelley & Sons Co.                          2,284,182
                        Supplies - 0.6%                      445,000   Synagro Technologies, Inc.                       2,136,000
                                                                                                                     ------------
                                                                                                                        4,420,182
                        ---------------------------------------------------------------------------------------------------------
                        Computers & Peripherals - 1.3%       164,800   Hewlett-Packard Co.                              5,351,056
                                                              51,700   International Business Machines Corp.            4,256,978
                                                                                                                     ------------
                                                                                                                        9,608,034
                        ---------------------------------------------------------------------------------------------------------
                        Consumer Finance - 0.3%               41,100   American Express Co.                             2,211,591
                        ---------------------------------------------------------------------------------------------------------
                        Containers & Packaging - 0.8%        135,700   Temple-Inland, Inc.                              6,301,908
                        ---------------------------------------------------------------------------------------------------------
                        Diversified Financial                325,600   Citigroup, Inc.                                 16,263,720
                        Services - 3.5%                      205,800   JPMorgan Chase & Co.                             9,339,204
                                                                                                                     ------------
                                                                                                                       25,602,924
                        ---------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication        312,600   AT&T, Inc.                                       8,193,246
                        Services - 3.0%                      157,600   BellSouth Corp.                                  5,323,728
                                                             264,100   Verizon Communications, Inc.                     8,723,223
                                                                                                                     ------------
                                                                                                                       22,240,197
                        ---------------------------------------------------------------------------------------------------------
                        Electric Utilities - 3.7%             65,300   American Electric Power Co., Inc.                2,184,938
                                                              88,900   Exelon Corp.                                     4,800,600
                                                              82,100   FPL Group, Inc.                                  3,251,160
                                                              76,400   FirstEnergy Corp.                                3,874,244
                                                               3,000   ITC Holdings Corp.                                  77,490
                                                             114,200   Northeast Utilities                              2,301,130
                                                             180,100   PPL Corp.                                        5,230,104

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of April 30, 2006                   (in U.S. dollars)

                                                              Shares
                        Industry                                Held   Common Stocks                                    Value
---------------------------------------------------------------------------------------------------------------------------------
                                                              48,600   Pinnacle West Capital Corp.                   $  1,948,860
                                                             114,200   The Southern Co.                                 3,680,666
                                                                                                                     ------------
                                                                                                                       27,349,192
                        ---------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.6%           57,400   Rockwell Automation, Inc.                        4,159,204
                        ---------------------------------------------------------------------------------------------------------
                        Energy Equipment &                    59,800   GlobalSantaFe Corp.                              3,660,358
                        Services - 2.7%                      120,900   Halliburton Co.                                  9,448,335
                                                              98,000   Schlumberger Ltd.                                6,775,720
                                                                                                                     ------------
                                                                                                                       19,884,413
                        ---------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.2%       35,900   Wal-Mart Stores, Inc.                            1,616,577
                        ---------------------------------------------------------------------------------------------------------
                        Food Products - 0.7%                  42,600   General Mills, Inc.                              2,101,884
                                                              60,900   HJ Heinz Co.                                     2,527,959
                                                              23,500   Reddy Ice Holdings, Inc.                           552,250
                                                                                                                     ------------
                                                                                                                        5,182,093
                        ---------------------------------------------------------------------------------------------------------
                        Gas Utilities - 1.4%                  82,700   AGL Resources, Inc.                              2,925,926
                                                             167,100   Equitable Resources, Inc.                        5,933,721
                                                              46,000   National Fuel Gas Co.                            1,529,500
                                                                                                                     ------------
                                                                                                                       10,389,147
                        ---------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants &                137,600   Tim Hortons, Inc. (c)(f)                         3,735,840
                        Leisure - 0.5%
                        ---------------------------------------------------------------------------------------------------------
                        Household Durables - 0.4%            119,200   Newell Rubbermaid, Inc.                          3,268,464
                        ---------------------------------------------------------------------------------------------------------
                        Household Products - 2.6%             98,200   Clorox Co.                                       6,302,476
                                                              77,700   Kimberly-Clark Corp.                             4,547,781
                                                             147,300   Procter & Gamble Co.                             8,574,333
                                                                                                                     ------------
                                                                                                                       19,424,590
                        ---------------------------------------------------------------------------------------------------------
                        Independent Power Producers          199,320   Duke Energy Corp.                                5,804,198
                        & Energy Traders - 2.2%              216,400   TXU Corp.                                       10,739,932
                                                                                                                     ------------
                                                                                                                       16,544,130
                        ---------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 3.0%       77,900   3M Co.                                           6,654,997
                                                             455,200   General Electric Co.                            15,745,368
                                                                                                                     ------------
                                                                                                                       22,400,365
                        ---------------------------------------------------------------------------------------------------------
                        Insurance - 2.4%                     114,100   Lincoln National Corp.                           6,626,928
                                                              67,900   Marsh & McLennan Cos., Inc.                      2,082,493
                                                             212,394   The St. Paul Travelers Cos., Inc.                9,351,708
                                                                                                                     ------------
                                                                                                                       18,061,129
                        ---------------------------------------------------------------------------------------------------------
                        Machinery - 2.3%                     114,400   Caterpillar, Inc.                                8,664,656
                                                              95,400   Deere & Co.                                      8,374,212
                                                                                                                     ------------
                                                                                                                       17,038,868
                        ---------------------------------------------------------------------------------------------------------
                        Marine - 0.2%                         92,700   Eagle Bulk Shipping, Inc.                        1,289,457
                        ---------------------------------------------------------------------------------------------------------

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of April 30, 2006                   (in U.S. dollars)

                                                              Shares
                        Industry                                Held   Common Stocks                                    Value
---------------------------------------------------------------------------------------------------------------------------------
                        Media - 1.6%                         229,000   CBS Corp. Class B                             $  5,832,630
                                                             102,700   The McGraw-Hill Cos., Inc.                       5,716,282
                                                                                                                     ------------
                                                                                                                       11,548,912
                        ---------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.4%                18,200   Newmont Mining Corp.                             1,062,152
                                                              21,600   Southern Copper Corp.                            2,139,480
                                                                                                                     ------------
                                                                                                                        3,201,632
                        ---------------------------------------------------------------------------------------------------------
                        Multi-Utilities - 3.6%                61,500   Ameren Corp.                                     3,097,755
                                                              30,500   Consolidated Edison, Inc.                        1,315,160
                                                             106,800   Dominion Resources, Inc.                         7,996,116
                                                              48,800   KeySpan Corp.                                    1,970,544
                                                              61,400   PG&E Corp.                                       2,446,176
                                                              77,300   Public Service Enterprise Group, Inc.            4,846,710
                                                              59,100   Sempra Energy                                    2,719,782
                                                              57,300   Wisconsin Energy Corp.                           2,237,565
                                                                                                                     ------------
                                                                                                                       26,629,808
                        ---------------------------------------------------------------------------------------------------------
                        Multiline Retail - 0.2%               19,309   Federated Department Stores                      1,503,206
                        ---------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable                120,888   Chevron Corp.                                    7,376,586
                        Fuels - 12.1%                        204,000   ConocoPhillips                                  13,647,600
                                                             118,800   Consol Energy, Inc.                             10,117,008
                                                             313,400   Exxon Mobil Corp.                               19,769,272
                                                              93,000   Marathon Oil Corp.                               7,380,480
                                                             131,200   Murphy Oil Corp.                                 6,583,616
                                                              52,900   Occidental Petroleum Corp.                       5,434,946
                                                             300,000   Peabody Energy Corp.                            19,158,000
                                                                                                                     ------------
                                                                                                                       89,467,508
                        ---------------------------------------------------------------------------------------------------------
                        Paper & Forest                       129,000   International Paper Co.                          4,689,150
                        Products - 1.9%                      110,600   MeadWestvaco Corp.                               3,153,206
                                                               2,127   Neenah Paper, Inc.                                  68,255
                                                              91,900   Weyerhaeuser Co.                                 6,476,193
                                                                                                                     ------------
                                                                                                                       14,386,804
                        ---------------------------------------------------------------------------------------------------------
                        Personal Products - 0.6%             137,700   Avon Products, Inc.                              4,490,397
                        ---------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 2.3%                70,400   Abbott Laboratories                              3,008,896
                                                             120,900   Bristol-Myers Squibb Co.                         3,068,442
                                                              34,500   Johnson & Johnson                                2,022,045
                                                              79,300   Merck & Co., Inc.                                2,729,506
                                                             132,200   Pfizer, Inc.                                     3,348,626
                                                              63,400   Wyeth                                            3,085,678
                                                                                                                     ------------
                                                                                                                       17,263,193
                        ---------------------------------------------------------------------------------------------------------

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of April 30, 2006                   (in U.S. dollars)

                                                              Shares
                        Industry                                Held   Common Stocks                                    Value
---------------------------------------------------------------------------------------------------------------------------------
                        Real Estate - 1.2%                    80,200   Kimco Realty Corp.                            $  2,977,826
                                                              33,700   Simon Property Group, Inc.                       2,759,356
                                                              77,500   Taubman Centers, Inc.                            3,188,350
                                                                                                                     ------------
                                                                                                                        8,925,532
                        ---------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.3%               83,700   Limited Brands                                   2,146,068
                        ---------------------------------------------------------------------------------------------------------
                        Thrifts & Mortgage                    19,500   Freddie Mac                                      1,190,670
                        Finance - 0.2%
                        ---------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication            52,000   Alltel Corp.                                     3,347,240
                        Services - 0.7%                       88,600   Sprint Nextel Corp.                              2,197,280
                                                                                                                     ------------
                                                                                                                        5,544,520
                        ---------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the United States       545,969,605
=================================================================================================================================
                                                                       Total Common Stocks in North America - 81.6%   605,703,505
---------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
---------------------------------------------------------------------------------------------------------------------------------
Australia - 4.9%        Metals & Mining - 4.9%               820,000   Alumina Ltd.                                     4,454,763
                                                             591,400   BHP Billiton Ltd.                               13,147,607
                                                           1,450,400   BlueScope Steel Ltd.                             8,451,753
                                                             177,870   Rio Tinto Ltd.                                  10,614,492
                                                                                                                     ------------
                                                                                                                       36,668,615
                        ---------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Australia                36,668,615
---------------------------------------------------------------------------------------------------------------------------------
China - 0.6%            Metals & Mining - 0.6%                46,780   Aluminum Corp. of China Ltd. (a)                 4,593,796
                        ---------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in China                     4,593,796
=================================================================================================================================
                                                                       Total Common Stocks in the Pacific
                                                                       Basin/Asia - 5.5%                               41,262,411
---------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks
                                                                       (Cost - $459,600,792) - 92.4%                  685,499,202
=================================================================================================================================

                                                                Face
                                                              Amount   Trust Preferred
---------------------------------------------------------------------------------------------------------------------------------
North America
---------------------------------------------------------------------------------------------------------------------------------
United States - 0.1%    Automobiles - 0.1%               $ 2,000,000   Ford Motor Co. Capital Trust II, 6.50%
                                                                       due 1/15/2032 (g)                                1,115,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Trust Preferred
                                                                       (Cost - $2,000,000) - 0.1%                       1,115,000
---------------------------------------------------------------------------------------------------------------------------------

                                                          Beneficial
                                                            Interest   Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                                                         $68,820,457   Merrill Lynch Liquidity Series, LLC Cash
                                                                       Sweep Series I, 4.75% (b)(d)                    68,820,457
                                                           3,960,101   Merrill Lynch Liquidity Series, LLC Money
                                                                       Market Series, 4.89% (b)(d)(e)                   3,960,101
---------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities
                                                                       (Cost - $72,780,558) - 9.8%                     72,780,558
---------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Investments
                                                                       (Cost - $534,381,350*) - 102.3%                759,394,760

                                                                       Liabilities in Excess of Other
                                                                       Assets - (2.3%)                                (17,107,630)
                                                                                                                     ------------
                                                                       Net Assets - 100.0%                           $742,287,130
                                                                                                                     ============

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of April 30, 2006                   (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 534,381,357
                                                                  =============
      Gross unrealized appreciation                               $ 233,086,641
      Gross unrealized depreciation                                  (8,073,238)
                                                                  -------------
      Net unrealized appreciation                                 $ 225,013,403
                                                                  =============

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------
                                                        Net                    Interest
      Affiliate                                       Activity                  Income
      ----------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Cash Sweep Series I                        $ 21,728,589            $  1,722,781
      Merrill Lynch Liquidity Series, LLC
         Money Market Series                        $ (1,313,499)           $     20,337
      ----------------------------------------------------------------------------------

(c)   Non-income producing security.
(d)   Represents the current yield as of 4/30/2006.
(e)   Security was purchased with the cash proceeds from securities loans.
(f)   Security, or a portion of security, is on loan.
(g)   Convertible security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Forward foreign currency contracts as of April 30, 2006 were as follows:

      ---------------------------------------------------------------------------------------
      Foreign Currency                                       Settlement           Unrealized
      Purchased                                                 Date             Appreciation
      ---------------------------------------------------------------------------------------
      CAD   1,953,709                                         May 2006           $      3,220
      ---------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts -- Net
      (USD Commitment -- $1,740,498)                                             $      3,220
                                                                                 ============

o     Currency Abbreviations:

      CAD     Canadian Dollar
      USD     U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Equity Dividend Fund


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Equity Dividend Fund

Date: June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Equity Dividend Fund

Date: June 22, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Equity Dividend Fund

Date: June 22, 2006